Document and Entity Information	Jul. 31, 2018
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2018
Registrant Name	LORD ABBETT BOND DEBENTURE FUND INC
Entity Central Index Key	0000060365
Amendment Flag	false
Document Creation Date	Jul. 31, 2018
Document Effective Date	Jul. 31, 2018
Prospectus Date	May 01, 2018